Cost Reduction Programs (Tables)	12 Months Ended
Dec. 31, 2015
Disposition Plant Severance [Member]
Remaining Accrual

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

Sustainable Cost Reductions [Member]
Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Appalachian Power Co [Member] | Disposition Plant Severance [Member]
Remaining Accrual

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

Appalachian Power Co [Member] | Sustainable Cost Reductions [Member]
Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Indiana Michigan Power Co [Member] | Disposition Plant Severance [Member]
Remaining Accrual

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

Indiana Michigan Power Co [Member] | Sustainable Cost Reductions [Member]
Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Ohio Power Co [Member] | Disposition Plant Severance [Member]
Remaining Accrual

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

Ohio Power Co [Member] | Sustainable Cost Reductions [Member]
Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Public Service Co Of Oklahoma [Member] | Disposition Plant Severance [Member]
Remaining Accrual

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

Public Service Co Of Oklahoma [Member] | Sustainable Cost Reductions [Member]
Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Southwestern Electric Power Co [Member] | Disposition Plant Severance [Member]
Remaining Accrual

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

Southwestern Electric Power Co [Member] | Sustainable Cost Reductions [Member]
Total Cost Incurred

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0